Net revenue	12 Months Ended
Dec. 31, 2020
Net revenue
Net revenue

6      Net revenues

Accounting policy

Revenues represent the fair value of the consideration received or receivable for the sale of goods in the ordinary course of the Company’s activities. Revenues are shown net of value-added tax, returns, rebates and discounts, after eliminating sales between the consolidated companies.

The Company recognizes revenues when a performance obligation is satisfied by transferring a promised good or service to a customer. The asset is transferred when the customer obtains control of that asset. To determine the point in time at which a customer obtains control of a promised asset the Company considers the following indicators: (i) the Company has a present right to payment for the asset; (ii) the customer has legal title to the asset; (iii) the Company has transferred physical possession of the asset; (iv) the customer has the significant risks and rewards of ownership of the asset; (v) the customer has accepted the asset.

Identification and timing of satisfaction of performance obligations

The Company has two distinct performance obligations included in certain sales contracts, being:

(i) the promise to provide goods to its customers, and (ii) the promise to provide freight services to its customers.

Promise to provide goods: this performance obligation is satisfied when the control of such goods is transferred to the final customer, which is substantially determined based on the Incoterms agreed upon in each of the contracts with customers.

Promise to provide freight services: this performance obligation is satisfied when the freight service contracted to customers is completed.

As a result of the distinct performance obligations identified, part of the Company’s revenues is presented as revenues from services. Cost related to revenues from services is presented as “Cost of sales”.

Revenues from the sale of goods and from freight services are recognized at a point in time when control is transferred and when contracted services are provided.

Determining the transaction price and the amounts allocated to performance obligations

The Company considers the terms of the contract and its customary business practices to determine the transaction price. The transaction price is the amount of consideration that the Company expects to be entitled to receive in exchange for transferring promised goods or services to its customers. Transaction price is allocated to each performance obligation on a relative standalone selling price basis.

The transaction prices included in the Company’s sales contracts are mainly based on international prices references and subject to price adjustments based on the market price at the end of the relevant quotation period stipulated in the sales contract. These are referred to as provisional pricing arrangements which are subject to a monthly price adjustment. As of December 31, 2020, these price adjustments were not material.

Additionally, the Company has a contractual obligation related to a long-term silver streaming arrangement linked to specific production of its Cerro Lindo mine. The Company received an upfront payment in advance of this specific production. The transaction price is linked to the silver production and spot market prices, which change over time and, therefore, it is accounted for as variable consideration. For more details about this streaming transaction see note 30.

(a)   Composition of net revenues

(i)   Gross revenues reconciliation

	2020	2019	2018
Gross revenues	2,138,786	2,552,275	2,779,008
Revenues from products	2,074,203	2,473,534	2,708,112
Revenues from services	64,583	78,741	70,896
Taxes on sales	(184,714)	(216,141)	(283,848)
Return of products sales	(3,143)	(3,419)	(3,490)
Net revenues	1,950,929	2,332,715	2,491,670

(ii)   Net revenues from products

	2020	2019	2018
Zinc	1,323,287	1,592,050	1,817,139
Lead	161,964	259,238	283,861
Copper	197,756	174,697	151,939
Silver	58,568	63,867	66,112
Other	144,771	164,122	101,723
Net revenues from products	1,886,346	2,253,974	2,420,774

Taxes on sales	184,714	216,141	283,848
Return of products sales	3,143	3,419	3,490
Gross revenues from products	2,074,203	2,473,534	2,708,112

(b)   Information on geographical areas in which the Company operates

The geographical areas are determined based on the location of the Company’s customers. The net revenues of the Company, classified by geographical location and currency, are as follows:

(i)	Net revenues by geographical location

	2020	2019	2018
Brazil	583,141	625,033	693,409
Peru	485,850	595,601	674,228
United States	116,717	159,672	141,131
South Korea	77,429	95,913	54,894
Singapore	76,724	99,488	37,506
Luxembourg	76,072	145,493	172,791
Switzerland	68,912	101,636	126,156
Argentina	56,165	60,850	90,338
Chile	48,969	80,849	51,215
Japan	46,719	71,352	93,474
Austria	35,197	39,897	40,531
Colombia	34,768	37,149	51,724
Germany	33,869	20,749	20,906
Belgium	30,174	25,500	68,703
Taiwan	28,764	33,551	62,789
Turkey	25,005	33,905	48,265
Malaysia	13,948	6,535	3,255
Netherlands	11,740	9,381	11,550
Vietnam	10,798	3,142	1,211
Italy	9,895	9,000	5,327
Ecuador	9,095	13,012	17,640
Indonesia	8,609	1,098	5,613
China	1,286	9,940	9,538
Other	61,083	53,969	9,476
Net revenues	1,950,929	2,332,715	2,491,670

(ii)  Net revenues by currency

	2020	2019	2018
USD	1,388,746	1,731,765	1,806,590
Brazilian Real ("BRL")	562,183	600,950	685,080
Net revenues	1,950,929	2,332,715	2,491,670